Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Cash Flows [Abstract]
Senior notes, offering expenses	$ 350	$ 1,183	$ 200
Common shares, issuance cost	$ 835	$ 998	$ 459